Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of preparation of financial report
(a)	Basis of preparation of financial report

The reissued financial report “financial report - reissued” is a general purpose financial report, which has been prepared in accordance with the requirements of the Corporations Act 2001, and Australian Accounting Standards and Interpretations. The consolidated financial statements are presented in Australian dollars and have been prepared on a historical cost basis, except for available for sale investments and derivative financial instruments which have been measured at fair value. Cost is based on the fair values of consideration given in exchange for assets. For the purpose of preparation of the consolidated financial statements the consolidated entity is a for-profit entity.

The accounting policies below have been consistently applied to all the periods presented unless otherwise stated.

The financial report - reissued of the consolidated entity was authorised for issue in accordance with a resolution of Directors on 3 February 2023.

Going Concern

These consolidated financial statements have been prepared on the going concern basis which contemplates the continuity of normal business activities and the realisation of assets and discharge of liabilities in the normal course of business.

For the year ended 30 June 2022, the consolidated entity incurred an operating loss of A$20,076,843 which included significant non-cash items, such as a provision for impairment as well as share-based payments, of approximately A$9,956,973. In addition to the non-cash items, the consolidated entity also incurred NASDAQ IPO related costs, including insurance costs of A$2,927,030. The adjusted non-IFRS operating loss, after making an adjustment for the non-cash items and new NASDAQ IPO and insurance costs referred to above, is A$7,192,840. Notwithstanding the fact the consolidated entity incurred an operating loss, and has a net cash outflow from operating activities amounting to A$9,858,799, the Directors are of the opinion that the consolidated entity is a going concern for the following reasons:

●	Following the Company’s successful dual listing on the NASDAQ securities exchange in the United States of America, the Company has gained access to larger capital markets, which has enhanced its ability to raise capital, as was evidenced by the $16.1 million before costs the Company raised from its IPO on NASDAQ.

●	The consolidated entity has executed numerous agreements with channel partners across its business verticals and as such, is transitioning to a “growth” phase and is in the process of expanding its operations with the acquisition of South Africa based Vertica Health and potential acquisition of Canadian listed wellteq Digital Health, subject to wellteq shareholder and other regulatory approvals.

●	It is expected that 7 of the current partners will launch with the AHI technology within their apps, throughout the current financial year, unless there are any unforeseen delays. This is anticipated to generate revenue and take the Company past breakeven point at current expense levels.

●	In October 2020, the Company signed an agreement with Singapore based Nexus-Vita. The Nexus-Vita platform required substantial development, to meet security and personal data needs, which was completed in August 2022. AHI has also now completed the integration of the AHI scan technologies and signed off on all quality assurances. The application now requires Nexus-Vita to sign off and prepare for its market launch. Under the terms of the agreement, Nexus-Vita will pay AHI a minimum guaranteed revenue of US$3,588,000 in the first year from launch. In addition, the parties signed an integration agreement which will generate additional revenue for AHI in the amount of US$500,000 upon completion (refer to ASX announcement dated 22 June 2021). In total, the consolidated entity expects to generate revenue from Nexus-Vita in the amount of US$4.1 million (A$6.4 million) in the first twelve (12) months from launch. Prior to the launch Nexus-Vita will be required to execute the AHI Master Services Agreement, which is currently with Nexus-Vita for review and execution.

●	In February 2021, the consolidated entity signed an agreement with Tinjoy. In September 2021, Tinjoy launched the Health Cube with the AHI technology embedded. With the preregistration launch only offered an annual subscription of 310 Chinese Yuan (A$64.86) and generated a total initial preregistration number of 144,391, which is subject to a 70:30 revenue share where AHI would receive 70%. Due to the ongoing Zero COVID restrictions in China, Tinjoy has been unable to progress the marketing and subscription revenue uptake.

●	The company has signed several new partnerships over the financial year with, NextMedicall, Inter-Psy BV, BizBaz (CustintCo), FitTrack (Cubert), Activate Health, and Vertica Health (which has now been acquired by AHI).

●	With the recent acquisition of Vertica Health, AHI has expanded its ability to deliver a non-invasive, highly accurate and privacy-sensitive healthcare and biometric solutions that generate results to the user within seconds. This further enables a User to check, track, and accurately assess their body dimensions and chronic disease risk markers privately using only a smartphone. AHI is currently in negotiations with 3 large insurers for the integration and commercialisation of the new combined capabilities.

The consolidated entity’s ability to continue as a going concern and meet future working capital requirements is dependent on the above points being realised. Should the consolidated entity not be successful in generating the required cash flows, there is a material uncertainty that may cast significant doubt on the consolidated entity’s ability to continue as a going concern.

Statement of Compliance

The financial report - reissued complies with Australian Accounting Standards, which include Australian Equivalents to International Financial Reporting Standards (“AIFRS”), in their entirety. Compliance with AIFRS ensures that the financial report – reissued also complies with International Financial Reporting Standards (“IFRS”) in their entirety.

Material accounting policies adopted in the presentation of these consolidated financial statements are presented below.

New or amended accounting standards and interpretations adopted in the current year

The consolidated entity has adopted all of the new or amended Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (‘AASB’) that are mandatory for the current reporting period.

Australian Accounting Standards and Interpretations that have recently been issued or amended but are not yet mandatory, have not been early adopted by the consolidated entity for the annual reporting period ended 30 June 2022. The consolidated entity has not yet assessed the impact of these new or amended Accounting Standards and Interpretations.

Income tax
(b)	Income tax

Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date.

Deferred income tax is provided on all temporary differences at reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax liabilities are recognised for all taxable temporary differences except:

●	when the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

●	when the taxable temporary difference is associated with investments in subsidiaries, associates or interests in joint ventures, and the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets are recognised for all deductible temporary differences, carry-forward of unused tax assets and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry-forward of unused tax credits and unused tax losses can be utilised, except:

●	when the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

●	when the deductible temporary difference is associated with investments in subsidiaries, associates or interests in joint ventures, in which case a deferred tax asset is only recognised to the extent that it is probable that the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilised.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilised.

Unrecognised deferred income tax assets are reassessed at each reporting date and are recognised to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the balance date.

Income taxes relating to items recognised directly in equity are recognised in equity and not in the statement of profit or loss and other comprehensive income.

Deferred tax assets and deferred tax liabilities are offset only if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to the same taxable entity and the same taxation authority.

Goods and services tax
(c)	Goods and services tax

Revenues, expenses and assets are recognised net of the amount of goods and services tax (“GST”), except where the amount of GST incurred is not recoverable from the Australian Tax Office (“ATO”). In these circumstances the GST is recognised as part of the cost of acquisition of the asset or as part of an item of the expense.

Receivables and payables are stated with the amount of GST included.

The net amount of GST recoverable from, or payable to, the ATO is included as a current asset or liability in the statement of financial position.

Cash flows are included in the statement of cash flows on a gross basis. The GST components of cash flows arising from investing and financing activities that are recoverable from or payable to the ATO are classified as operating cash flows.

Impairment of tangible and intangible assets other than goodwill
(d)	Impairment of tangible and intangible assets other than goodwill

The Company assesses at each reporting date whether there is an indication that an asset may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Company makes an estimate of the asset’s recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets and the asset’s value in use cannot be estimated to be close to its fair value. In such cases the asset is tested for impairment as part of the cash-generating unit to which it belongs. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset or cash-generating unit is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses relating to continuing operations are recognised in those expense categories consistent with the function of the impaired asset unless the asset is carried at revalued amount (in which case the impairment loss is treated as a revaluation decrease).

An assessment is also made at each reporting date as to whether there is any indication that previously recognised impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognised impairment loss is reversed only if there has been a change in the estimate used to determine the assets recoverable amount since the last impairment loss was recognised. If that is the case the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in previous years. Such reversal is recognised in profit or loss unless the asset is carried at revalued amount, in which case the reversal is treated as a revaluation increase.

After such reversal the depreciation charge is adjusted in future periods to allocate the assets revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.

Impairment of financial assets
(e)	Impairment of financial assets

The Company assesses at each reporting date whether there is an indication that an asset may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Company makes an estimate of the asset’s recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets and the asset’s value in use cannot be estimated to be close to its fair value. In such cases the asset is tested for impairment as part of the cash-generating unit to which it belongs. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset or cash-generating unit is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses relating to continuing operations are recognised in those expense categories consistent with the function of the impaired asset unless the asset is carried at revalued amount (in which case the impairment loss is treated as a revaluation decrease).

Intangible assets
(f)	Intangible assets

An intangible asset arising from externally acquired intellectual property and development expenditure on an internal project is recognised only when the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the development and the ability to measure reliably the expenditure attributable to the intangible asset during its development. Following the initial recognition, the cost model is applied requiring the asset to be carried at cost less any accumulated amortisation and accumulated impairment losses.

The amortisation method and useful life of finite life intangible assets are reviewed annually. Changes in the expected pattern of consumption or useful life are accounted for prospectively by changing the amortisation method or period.

The following useful life is used in the calculation of amortisation:

Internally developed software 5 years

Revenue and other income
(g)	Revenue and other income

The consolidated entity’s primary revenue stream is software development kits provided to customers by way of a license agreement (for the use Advanced Human Imaging’s intellectual property). The Company generates revenue at the time its customers’ end-users subscribe to the customer’s platform to access the software, or at the point in time a scan is captured by the customer’s end-users while they are on the customer’s platform.

The consolidate entity also has secondary revenue streams including:

●	Integration fees

●	License fees

●	Other application development and support fees.

i)	Identification of distinct elements and separate performance obligations

Primary revenue streams

Revenue is generated at the time the Company’s customers’ end-users subscribe to the customer’s platform to access the software, or at a point in time a scan is captured by the customer’s end-users while they are on the customer’s platform. Most of the Company’s contracts with its customers are structured on a monthly basis, have a minimum term of 1 year and are recognised as follows:

●	Per user - Revenue is charged per subscribed end-user on the customer’s platform, where per user price reduces based on the volume of users.

●	Per body scan - The customer is charged when a scan is captured.

We have Licensing Agreements with wellteq, Vertica Health, MVMNT, Activate Health, Inter-Psy BV, BCT, Bearn, Biomophik, BizBaz (CustintCo), FitTrack (Cubert), Jayex Healthcare, NextMedicall, Triage, Tinjoy and the Original Fit Company (TOFF).

Secondary revenue streams

These services can be provided at any point in time over the term of the contract and are usually a one-time, or a series of one-time events.

Nature of services provided to Body Composition Technologies (“BCT”)

The Company’s services rendered under the joint venture agreement with BCT fall under the terms of a commercial contract for the provision of day-to-day services which are billed monthly and include:

●	A charge for rent, AWS monthly fees;

●	Back-end managed services monthly fees; and

●	Utilization of the Company’s staff for research, development and other technical work.

The Company recognises revenue for above mentioned services under AASB 15 at the point in time the service is delivered to BCT under the terms of the contract.

ii.	Revenue recognition under AASB 15

Revenue Stream	Performance Obligation	Timing of Recognition
Software development kits - per user	Integration of the software development kits into the customer’s platform, a performance obligation is triggered when an end-user subscribes (to the customer’s platform).	Recognised at the time of the end-user’s subscription to the customer’s platform, where the end-user benefits from accessing the Company’s software (on the customer’s platform).

Software development kits - per scan	Integration of the software development kits into the customer’s platform, a performance obligation is triggered each time a scan is captured by the end-user.	Recognised at the point in time, a scan is captured by the end-user.

Secondary revenue streams	As defined in the contract either at the start of the service, or as requested by the customer over the life of the contract.	Recognised at the point in time, a service is delivered to the customer under the terms of the contract.

Other income

Revenue recognised in any period is based on the delivery of performance obligations and an assessment of when control is transferred to the customer. Revenue is recognised either when the performance obligation has been performed, or over time as control of the performance obligation is transferred to the customer.

Interest received

Interest income is recognised when it is probable that the economic benefits will flow to AHI and the amount of revenue can be reliably measured.

All revenue is stated net of the amount of goods and services tax.

Cash and cash equivalents
(h)	Cash and cash equivalents

Cash and short-term deposits in the statement of financial position comprise cash at bank and in hand. Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

For the purposes of the statement of cash flows, cash and cash equivalents consist of cash and cash equivalents as defined above, net of outstanding bank overdrafts.

Trade and other receivables
(i)	Trade and other receivables

Trade receivables, which generally have 14–30-day terms, are recognised and carried at original invoice amount less an allowance for any uncollectible amounts. An allowance for doubtful debts is made when there is objective evidence that the Company will not be able to collect the debts. Bad debts are written off when identified.

Inventories
(j)	Inventories

Inventories are valued at the lower of cost and net realisable value. Net realisable value represents the estimated selling price less all estimated costs of completion and costs necessary to make the sale.

Property, Plant and Equipment
(k)	Property, Plant and Equipment

Plant and equipment is stated at cost less accumulated depreciation and any accumulated impairment losses. The carrying amount of plant and equipment is reviewed annually to ensure it is not more than the recoverable amount from these assets.

Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Class of Asset	Useful Life
Office Equipment	3 – 5 years
Furniture & Fixtures	5 – 7 years

The assets’ residual values, useful lives and amortisation methods are reviewed, and adjusted if appropriate, at each financial year end.

Right-of-use Assets
(l)	Right-of-use Assets

A right-of-use asset is recognised at the commencement date of a lease. The right-of-use asset is measured at cost, which comprises the initial amount of the lease liability, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and, except where included in the cost of inventories, an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset.

Right-of-use assets are depreciated on a straight-line basis over the unexpired period of the lease or the estimated useful life of the asset, whichever is the shorter. Where the Company expects to obtain ownership of the leased asset at the end of the lease term, the depreciation is over its estimated useful life. Right-of use assets are subject to impairment or adjusted for any remeasurement of lease liabilities.

The Company has elected not to recognise a right-of-use asset and corresponding lease liability for short-term leases with terms of 12 months or less and leases of low-value assets. Lease payments on these assets are expensed to profit or loss as incurred.

Investments in equity-accounted investees
(m)	Investments in equity-accounted investees

The Company’s interest in equity-accounted investees comprise an interest in a joint venture. A joint venture is an arrangement in which the Company has joint control, whereby the Company has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.

Interests in the joint venture are accounted for using the equity method. The interest is initially recognised at cost, which includes transaction costs. After initial recognition, the financial statements include the Company’s share of the profit or loss of equity-accounted investees, until the date on which joint control ceases.

Investments and Other Financial Assets
(n)	Investments and Other Financial Assets

Investments and other financial assets are initially measured at fair value. Transaction costs are included as part of the initial measurement, except for financial assets at fair value through profit or loss. Such assets are subsequently measured at either amortised cost or fair value depending on their classification. Classification is determined based on both the business model within which such assets are held and the contractual cash flow characteristics of the financial asset unless, an accounting mismatch is being avoided.

Financial assets are derecognised when the rights to receive cash flows have expired or have been transferred and the consolidated entity has transferred substantially all the risks and rewards of ownership. When there is no reasonable expectation of recovering part or all of a financial asset, its carrying value is written off.

Financial assets at fair value through profit or loss

Financial assets not measured at amortised cost or at fair value through other comprehensive income are classified as financial assets at fair value through profit or loss. Typically, such financial assets will be either:

i.	held for trading, where they are acquired for the purpose of selling in the short-term with an intention of making a profit, or a derivative; or

ii.	designated as such upon initial recognition where permitted. Fair value movements are recognised in profit or loss.

Trade and other payables
(o)	Trade and other payables

Trade payables and other payables are carried at amortised costs and represent liabilities for goods and services provided to the Company prior to the end of the financial period that are unpaid and arise when the Company becomes obliged to make future payments in respect of the purchase of these goods and services.

Lease liabilities
(p)	Lease liabilities

A lease liability is recognised at the commencement date of a lease. The lease liability is initially recognised at the present value of the lease payments to be made over the term of the lease, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments comprise of fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees, exercise price of a purchase option when the exercise of the option is reasonably certain to occur, and any anticipated termination penalties. The variable lease payments that do not depend on an index or a rate are expensed in the period in which they are incurred.

Lease liabilities are measured at amortised cost using the effective interest method. The carrying amounts are remeasured if there is a change in the following: future lease payments arising from a change in an index or a rate used; residual guarantee; lease term; certainty of a purchase option and termination penalties. When a lease liability is remeasured, an adjustment is made to the corresponding right-of use asset, or to profit or loss if the carrying amount of the right-of-use asset is fully written down.

Issued capital
(q)	Issued capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Performance shares are classified as equity and are convertible into fully paid ordinary shares of the Company on successful achievement of certain predetermined key performance indicators. Refer to the Remuneration Report contained in the Directors’ Report for details of key performance indicators applying to performance rights currently on issue.

Share-based Payments
(r)	Share-based Payments

Equity Settled Transactions:

The Company provides benefits to employees (including senior executives) of the Company in the form of share-based payments, whereby employees render services in exchange for shares or rights over shares (equity-settled transactions).

The cost of these equity-settled transactions with employees is measured by reference to the fair value of the equity instruments at the date at which they are granted. The fair value of Options is determined by using an appropriate valuation model. Share rights are valued at the underlying market value of the ordinary shares over which they are granted.

In valuing equity-settled transactions, no account is taken of any performance conditions, other than conditions linked to the price of the underlying Shares (market conditions) if applicable.

The cost of equity-settled transactions is recognised, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (the vesting period).

The cumulative expense recognised for equity-settled transactions at each reporting date until vesting date reflects:

(i)	the extent to which the vesting period has expired; and

(ii)	the Company’s best estimate of the number of equity instruments that will ultimately vest.

No adjustment is made for the likelihood of market performance conditions being met as the effect of these conditions is included in the determination of fair value at grant date. The income statement charge or credit for a period represents the movement in cumulative expense recognised as at the beginning and end of that period.

No expense is recognised for awards that do not ultimately vest, except for awards where vesting is only conditional upon a market condition.

If the terms of an equity-settled award are modified, as a minimum an expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification that increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee, as measured at the date of modification.

If an equity-settled award is cancelled, the cumulative expense recognised in respect of that award is transferred from its respective reserve to accumulated losses. However, if a new award is substituted for the cancelled award and designated as a replacement award on the date that it is granted, the cancelled award and new awards are treated as if they were a modification of the original award, as described in the previous paragraph.

Critical accounting estimates and judgements
(s)	Critical accounting estimates and judgements

The preparation of financial reports requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expense. Actual results may differ from these estimates.

Coronavirus (COVID-19) pandemic

Judgement has been exercised in considering the impacts that the Coronavirus (“COVID-19”) pandemic has had, or may have, on the consolidated entity based on known information. This consideration extends to the nature of the products and services offered, customers, supply chain, staffing and geographic regions in which the consolidated entity operates. Other than as addressed in specific notes, there does not currently appear to be either any significant impact upon the consolidated financial statements or any significant uncertainties with respect to events or conditions which may impact the consolidated entity unfavourably as at the reporting date or subsequently as a result of the COVID-19 pandemic.

Estimation of useful life of assets

The Company determines the estimated useful lives and related depreciation and amortisation charges for its finite life intangible assets. The useful lives could change significantly as a result of technical innovation or some other event. The depreciation and amortisation charge will increase where the useful lives are less than previously estimated lives, or technically obsolete or non-strategic assets that have been abandoned or sold will be written off or written down.

Capitalisation of internally developed software

Distinguishing the research and development phases of a new customised software project and determining whether the recognition requirements for the capitalisation of development costs are met requires judgement. After capitalisation, management monitors whether the recognition requirements continue to be met and whether there are any indicators that capitalised costs may be impaired. Management is required to make judgements, estimates and assumptions for the Net Present Value model which supports the carrying value of the software, if there is indication of impairment, its useful life and its amortisation rate.

Share-based Payments

The Company measures the cost of cash-settled share-based payments at fair value using an appropriate model taking into account the terms and conditions upon which the instruments were granted, as well as estimates made by management. The valuation model used to calculate the value of the performance rights assumes that the share price will be compared to the share price target in the 20 days prior to the test date, which is the end of the performance measurement period. That is, the share price must close above the share price target on every day for 20 days prior to the last day of the performance measurement date.

Determination of incremental borrowing rate

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, an estimate of the Company’s incremental borrowing rate is used.

To determine the incremental borrowing rate, where possible recent third-party financing received is used as a starting point and adjusted to reflect changes in financing conditions since third party financing was received. If there was no recent third-party financing agreement, a build-up approach is used that starts with a risk-free interest rate adjusted for credit risk for the lessee and any further relevant adjustments specific to the lease.

Impairment of Investments and Intangible Assets

The consolidated entity assesses impairment of investments and other indefinite life intangible assets at each reporting date by evaluating conditions specific to the consolidated entity and to the particular asset that may lead to impairment. If an impairment trigger exists, the recoverable amount of the asset is determined. This involves fair value less costs of disposal or value-in-use calculations, which incorporate a number of key estimates and assumptions.

Fair value measurement hierarchy

The consolidated entity is required to classify all assets and liabilities, measured at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being: Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date; Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and Level 3: Unobservable inputs for the asset or liability.

Considerable judgement is required to determine what is significant to fair value and therefore which category the asset or liability is placed in can be subjective.

The fair value of assets and liabilities classified as level 3 is determined by the use of valuation models. These include discounted cash flow analysis or the use of observable inputs that require significant adjustments based on unobservable inputs. Refer to note 31 for further information.

Current and non-current classification
(t)	Current and non-current classification

Assets and liabilities are presented in the statement of financial position based on current and non-current classification.

An asset is classified as current when: it is either expected to be realised or intended to be sold or consumed in the consolidated entity’s normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realised within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

A liability is classified as current when: it is either expected to be settled in the consolidated entity’s normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.

Deferred tax assets and liabilities are always classified as non-current.

Earnings per share
(u)	Earnings per share

Basic earnings per share

Basic earnings per share is calculated by dividing the profit attributable to the owners of the Company, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the financial year.

Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.

Borrowings
(v)	Borrowings

Loans and borrowings are initially recognised at the fair value of the consideration received, net of transaction costs. They are subsequently measured at amortised cost using the effective interest method.

The component of the convertible notes that exhibits characteristics of a liability is recognised as a liability in the statement of financial position, net of transaction costs.

On the issue of the convertible notes the fair value of the liability component is determined using a market rate for an equivalent non-convertible bond and this amount is carried as a non-current liability on the amortised cost basis until extinguished on conversion or redemption. The increase in the liability due to the passage of time is recognised as a finance cost. The remainder of the proceeds are allocated to the conversion option that is recognised and included in shareholders equity as a convertible note reserve, net of transaction costs. The carrying amount of the conversion option is not remeasured in the subsequent years. The corresponding interest on convertible notes is expensed to profit or loss.

Employee benefits
(w)	Employee benefits

Short-term employee benefits

Liabilities for wages and salaries, including non-monetary benefits, annual leave and long service leave expected to be settled wholly within 12 months of the reporting date are measured at the amounts expected to be paid when the liabilities are settled.

Other long-term employee benefits

The liability for annual leave and long service leave not expected to be settled within 12 months of the reporting date are measured at the present salary levels of the employees accruing those entitlements.

Defined contribution superannuation expense

Contributions to defined contribution superannuation plans are expensed in the period in which they are incurred.